Derivative instruments	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Derivative instruments
15	Derivative instruments

	As at 31 March 2021	As at 31 March 2020
Financial assets at FVTOCI - cash flow hedges
Derivative instruments	2,691	8,718

Total	2,691	8,718

The decrease during the current year in derivative instruments on cash flow hedges is due to fluctuations in foreign currencies and floating interest rates
.